Share Capital (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 INR (₨) shares	Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 INR (₨) shares	Mar. 31, 2024 USD ($) shares
Fully Paid Up Share Capital
Opening number of equity shares/share capital		₨ 833
Closing number of equity shares/share capital		834	$ 10	₨ 833
Treasury shares		₨ 991		₨ 1,269	$ 12
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Authorized share capital | shares		290,000,000		290,000,000	290,000,000
Amount of shares authorised		₨ 1,450		₨ 1,450
Fully Paid Up Share Capital
Opening number of equity shares/share capital		833		832
Add: Equity shares issued pursuant to employee stock option plan	[1]	1		1
Closing number of equity shares/share capital		₨ 834		₨ 833
Opening number of equity shares/share capital | shares		166,527,876	166,527,876	166,425,849
Add: Equity shares issued pursuant to employee stock option plan | shares	[1]	290,390	290,390	102,027
Closing number of equity shares/share capital | shares		166,818,266	166,818,266	166,527,876
Number of Treasury shares | shares	[2]	289,791	289,791	371,144
Treasury shares	[2]	₨ 991		₨ 1,269

[1]	During the years ended March 31, 2024 and 2023, equity shares were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Plan, 2002 and the Dr. Reddy’s Employees Stock Option Plan, 2007. The options exercised had an exercise price of Rs.5, Rs.1,982, Rs.2,607, Rs.2,814 or Rs.3,679 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share-based payment reserve” was transferred to“securities premium” in the Consolidated Statement of Changes in Equity.
[2]	Pursuant to the special resolution approved by the shareholders in the Annual General Meeting held on July 27, 2018, the Dr. Reddy’s Employees ESOS Trust (the “ESOS Trust”) was formed to support the Dr. Reddy’s Employees Stock Option Scheme, 2018 by acquiring, from the Company or through secondary market acquisitions, equity shares which are used for issuance to eligible employees (as defined therein) upon exercise of stock options thereunder. During the years ended March 31, 2024 and 2023, an aggregate of 81,353 and 49,295 equity shares, respectively were issued as a result of the exercise of vested options granted to employees pursuant to the Dr. Reddy’s Employees Stock Option Scheme, 2018. The options exercised had an exercise price of Rs.2,607, Rs.2,814, Rs.3,679, Rs.4,212, Rs.4,338 or Rs,5,301 per share. Upon the exercise of such options, the amount of compensation cost (computed using the grant date fair value) previously recognized in the “share based payment reserve” was transferred to “securities premium” in the statement of changes in equity. In addition, any difference between the carrying amount of treasury shares and the consideration received was recognized in the “securities premium”. During the year ended March 31, 2023, an aggregate of 48,032 equity shares representing unappropriated inventory of shares that are not backed by grants, acquired through secondary market acquisitions were sold for an aggregate consideration of Rs.211 in the secondary market pursuant to requirements under Chapter II Regulation 3(12) of the SEBI (share based employee benefits and sweat equity) Regulations, 2021.